UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2018

*

This Form N-Q pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant have a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 86.7%
Argentina – 0.6%
Republic of Argentina, 0%, 9/19/2018	ARS	35,000,000	$ 1,201,769
Republic of Argentina, FLR, 27.25% (Argentina Badlar-7 Day), 6/21/2020		24,260,000	886,264
			$ 2,088,033
Azerbaijan – 0.7%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		$1,062,000	$ 1,167,839
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,012,000	1,093,567
			$ 2,261,406
Bahamas – 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$1,054,000	$ 1,069,810
Brazil – 4.7%
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	18,855,000	$ 4,980,777
Nota do Tesouro Nacional, 10%, 1/01/2025		22,295,000	5,729,273
Nota do Tesouro Nacional, 10%, 1/01/2027		15,811,000	3,980,898
Nota do Tesouro Nacional, 10%, 1/01/2029		3,356,000	833,891
			$ 15,524,839
Colombia – 3.7%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$ 1,313,102
Republic of Colombia, 9.85%, 6/28/2027		3,236,000,000	1,414,223
Titulos de Tesoreria, “B”, 10%, 7/24/2024		10,014,500,000	4,095,250
Titulos de Tesoreria, “B”, 6%, 4/28/2028		6,966,800,000	2,267,901
Titulos de Tesoreria, “B”, 7%, 6/30/2032		3,227,800,000	1,091,727
Titulos de Tesoreria, “B”, 4.75%, 4/04/2035		4,750,398,879	1,848,052
			$ 12,030,255
Cote d'Ivoire – 0.3%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	867,000	$ 985,506
Dominican Republic – 0.3%
Dominican Republic, 6%, 7/19/2028 (n)		$960,000	$ 971,920
Guatemala – 0.3%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$937,000	$ 937,000
Hungary – 5.7%
Republic of Hungary, 5.5%, 6/24/2025	HUF	2,136,730,000	$ 9,151,480
Republic of Hungary, 3%, 10/27/2027		2,333,120,000	8,349,866
Republic of Hungary, 3.25%, 10/22/2031		300,770,000	1,068,468
			$ 18,569,814
India – 0.3%
NTPC Ltd., 4.375%, 11/26/2024		$1,056,000	$ 1,043,458
Indonesia – 12.2%
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		$2,016,000	$ 2,095,132
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (n)		1,165,000	1,241,957
Republic of Indonesia, 0%, 2/14/2019	IDR	44,958,000,000	3,022,973
Republic of Indonesia, 8.25%, 7/15/2021		141,164,000,000	10,038,963
Republic of Indonesia, 7%, 5/15/2022		141,192,000,000	9,601,546
Republic of Indonesia, 7%, 5/15/2027		21,511,000,000	1,412,685
Republic of Indonesia, 4.1%, 4/24/2028		$1,919,000	1,881,006
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	2,608,670
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	1,755,300

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 7.5%, 8/15/2032	IDR	54,135,000,000	$ 3,543,109
Republic of Indonesia, 7.5%, 5/15/2038		25,495,000,000	1,657,529
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$1,345,000	1,283,977
			$ 40,142,847
Kazakhstan – 1.0%
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		$2,088,000	$ 2,135,473
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		1,127,000	1,178,166
			$ 3,313,639
Kenya – 0.3%
Republic of Kenya, 7.25%, 2/28/2028 (n)		$621,000	$ 627,986
Republic of Kenya, 8.25%, 2/28/2048 (n)		446,000	450,457
			$ 1,078,443
Malaysia – 5.1%
Government of Malaysia, 0%, 9/07/2018	MYR	48,564,000	$ 11,908,645
Government of Malaysia, 3.58%, 9/28/2018		8,269,000	2,035,035
Government of Malaysia, 4.232%, 6/30/2031		11,127,000	2,652,439
			$ 16,596,119
Mexico – 12.9%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$ 1,277,197
Petroleos Mexicanos, 9.1%, 1/27/2020		23,727,400	1,270,402
Petroleos Mexicanos, 7.47%, 11/12/2026		10,559,900	489,048
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		14,730,000	759,674
United Mexican States, 8%, 6/11/2020		185,790,000	9,994,496
United Mexican States, 6.5%, 6/09/2022		121,780,000	6,249,689
United Mexican States, 8%, 12/07/2023		202,120,000	10,965,792
United Mexican States, 8.5%, 5/31/2029		174,490,000	9,849,951
United Mexican States, 8%, 11/07/2047		27,730,000	1,507,599
			$ 42,363,848
Nigeria – 1.7%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$ 867
Federal Republic of Nigeria, 0%, 8/23/2018	NGN	374,454,000	1,023,549
Federal Republic of Nigeria, 0%, 10/04/2018		767,880,000	2,071,495
Federal Republic of Nigeria, 0%, 12/06/2018		650,394,000	1,716,584
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		$338,000	336,604
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		418,000	413,552
			$ 5,562,651
Paraguay – 0.3%
Republic of Paraguay, 5.6%, 3/13/2048 (n)		$798,000	$ 811,566
Peru – 3.1%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	10,087,000	$ 3,086,960
El Fondo Mivivienda S.A., 7%, 2/14/2024		10,346,000	3,399,441
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (n)		$946,000	986,205
Peru LNG, 5.375%, 3/22/2030 (n)		1,186,000	1,208,178
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,387,000	1,356,486
			$ 10,037,270
Poland – 3.3%
Government of Poland, 2.5%, 7/25/2026	PLN	34,825,000	$ 9,142,908
Government of Poland, 2.75%, 4/25/2028		6,758,000	1,784,222
			$ 10,927,130

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 2.2%
Republic of Romania, 4.25%, 6/28/2023	RON	29,555,000	$ 7,315,316
Russia – 3.0%
Russian Federation, 4.375%, 3/21/2029 (n)		$1,000,000	$ 977,810
Russian Federation, 8.5%, 9/17/2031	RUB	201,522,000	3,440,216
Russian Federation, 7.7%, 3/23/2033		334,373,000	5,347,185
			$ 9,765,211
South Africa – 12.0%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$ 1,899,621
Republic of South Africa, 10.5%, 12/21/2026		64,141,000	5,407,962
Republic of South Africa, 5.875%, 6/22/2030		$957,000	967,489
Republic of South Africa, 7%, 2/28/2031	ZAR	269,432,000	17,318,948
Republic of South Africa, 6.5%, 2/28/2041		178,818,000	9,890,486
Transnet Ltd., 10.5%, 9/17/2020		20,000,000	1,564,789
Transnet SOC Ltd., 9.5%, 5/13/2021		22,700,000	1,695,496
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)		9,960,000	743,927
			$ 39,488,718
Sri Lanka – 0.7%
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		$1,093,000	$ 1,080,098
Republic of Sri Lanka, 6.75%, 4/18/2028 (n)		1,044,000	1,032,544
			$ 2,112,642
Thailand – 4.4%
Kingdom of Thailand, 3.875%, 6/13/2019	THB	259,884,000	$ 7,967,183
Kingdom of Thailand, 2.125%, 12/17/2026		219,999,000	6,363,400
			$ 14,330,583
Turkey – 2.3%
Export Credit Bank of Turkey A.S., 6.125%, 5/03/2024 (n)		$789,000	$ 709,706
Republic of Turkey, 4.875%, 10/09/2026		3,535,000	3,034,493
Republic of Turkey, 10.5%, 8/11/2027	TRY	6,603,000	898,185
Republic of Turkey, 6.125%, 10/24/2028		$3,233,000	2,950,112
			$ 7,592,496
United States – 5.0%
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)		$16,886,000	$ 16,389,974
Uruguay – 0.3%
Oriental Republic of Uruguay, 4.975%, 4/20/2055		$1,120,000	$ 1,109,920
Total Bonds			$284,420,414
Common Stocks – 0.1%
Colombia – 0.1%
Frontera Energy Corp. (a)		16,374	$ 238,652
Investment Companies (h) – 11.5%
MFS Institutional Money Market Portfolio, 1.98% (v)		37,779,288	$ 37,775,511

Other Assets, Less Liabilities – 1.7%			5,454,562
Net Assets – 100.0%			$327,889,139

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,775,511 and $284,659,066, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,793,796, representing 8.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CJSC	Closed Joint Stock Company
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 7/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	54,125,856	USD	14,414,726	Barclays Bank PLC	8/02/2018	$6,145
BRL	12,704,000	USD	3,353,041	Barclays Bank PLC	10/02/2018	9,897
BRL	14,135,000	USD	3,758,296	Goldman Sachs International	8/02/2018	7,724
BRL	58,503,809	USD	15,534,802	JPMorgan Chase Bank N.A.	8/02/2018	52,497
BRL	7,846,000	USD	2,082,123	Morgan Stanley Capital Services, Inc.	8/02/2018	8,304
CAD	2,129,000	USD	1,634,585	Brown Brothers Harriman	10/17/2018	4,213
CLP	1,915,260,000	USD	2,938,191	JPMorgan Chase Bank N.A.	8/30/2018	66,579
CLP	3,563,051,000	USD	5,480,513	Morgan Stanley Capital Services, Inc.	8/30/2018	109,406
COP	38,933,573,885	USD	13,443,682	Morgan Stanley Capital Services, Inc.	9/13/2018	2,433

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
CZK	1,778,000	USD	72,782	BNP PARIBAS SA	10/09/2018	$8,726
CZK	73,983,000	USD	3,122,498	Goldman Sachs International	11/14/2018	274,244
CZK	43,448,000	USD	1,882,876	JPMorgan Chase Bank N.A.	10/09/2018	108,910
EGP	57,954,000	USD	3,168,617	JPMorgan Chase Bank N.A.	9/17/2018	28,656
EUR	2,840,000	USD	3,127,970	JPMorgan Chase Bank N.A.	11/14/2018	219,517
IDR	6,369,945,000	USD	441,010	JPMorgan Chase Bank N.A.	8/03/2018	688
MXN	11,749,445	USD	605,756	Goldman Sachs International	10/17/2018	16,909
PLN	67,471,036	USD	18,296,412	State Street Bank and Trust Company	10/17/2018	187,047
RON	21,136,405	USD	5,292,172	JPMorgan Chase Bank N.A.	9/13/2018	43,727
RUB	12,406,000	USD	195,493	Barclays Bank PLC	9/10/2018	2,229
RUB	351,844,210	USD	5,547,771	JPMorgan Chase Bank N.A.	9/10/2018	59,779
RUB	76,502,000	USD	1,197,781	JPMorgan Chase Bank N.A.	9/27/2018	19,488
RUB	551,445,709	USD	8,694,248	Morgan Stanley Capital Services, Inc.	9/10/2018	94,469
USD	14,557,788	BRL	54,125,856	Barclays Bank PLC	8/02/2018	136,917
USD	371,513	BRL	1,385,000	Morgan Stanley Capital Services, Inc.	8/02/2018	2,504
USD	1,639,810	CAD	2,129,000	Brown Brothers Harriman	10/17/2018	1,011
USD	1,639,609	CAD	2,132,000	JPMorgan Chase Bank N.A.	8/01/2018	681
USD	1,453,385	CZK	29,466,000	Deutsche Bank AG	9/05/2018	104,368
USD	6,691,925	CZK	135,826,000	JPMorgan Chase Bank N.A.	9/05/2018	473,519
USD	4,996,712	EUR	4,241,000	Citibank N.A.	10/17/2018	9,203
USD	450,778	IDR	6,369,945,000	JPMorgan Chase Bank N.A.	8/03/2018	9,080
USD	346,593	PEN	1,134,120	Morgan Stanley Capital Services, Inc.	8/22/2018	236
USD	3,009,125	PHP	158,942,000	Barclays Bank PLC	8/07/2018	16,511
USD	962,574	THB	31,899,203	JPMorgan Chase Bank N.A.	9/13/2018	939
USD	350,687	TRY	1,780,000	JPMorgan Chase Bank N.A.	10/17/2018	1,033
USD	172,802	ZAR	2,286,000	JPMorgan Chase Bank N.A.	10/17/2018	876
						$ 2,088,465
Liability Derivatives
BRL	54,125,856	USD	14,462,487	Barclays Bank PLC	10/02/2018	$(134,570)
BRL	1,960,000	USD	524,906	JPMorgan Chase Bank N.A.	8/02/2018	(2,699)
BRL	906,000	USD	242,311	Morgan Stanley Capital Services, Inc.	8/02/2018	(923)
CAD	2,132,000	USD	1,641,798	JPMorgan Chase Bank N.A.	10/17/2018	(690)
CLP	935,781,000	USD	1,494,786	Deutsche Bank AG	8/30/2018	(26,679)
CLP	963,609,000	USD	1,533,433	Morgan Stanley Capital Services, Inc.	8/30/2018	(21,667)
COP	2,051,376,200	USD	710,475	Goldman Sachs International	9/13/2018	(2,011)
COP	8,468,872,000	USD	2,928,379	Morgan Stanley Capital Services, Inc.	9/13/2018	(3,566)
CZK	145,187,000	USD	6,655,607	Deutsche Bank AG	9/05/2018	(8,634)
CZK	434,840,000	USD	21,136,441	JPMorgan Chase Bank N.A.	9/05/2018	(1,228,532)
CZK	133,180,000	USD	6,603,564	JPMorgan Chase Bank N.A.	11/14/2018	(488,941)
EUR	4,152,000	USD	4,889,225	Brown Brothers Harriman	10/17/2018	(6,381)
JPY	178,104,000	USD	1,609,360	Brown Brothers Harriman	10/17/2018	(8,209)
JPY	545,605,000	USD	4,934,967	Goldman Sachs International	10/17/2018	(29,989)
KZT	1,007,574,000	USD	3,032,833	Deutsche Bank AG	8/16/2018	(140,505)
KZT	80,512,000	USD	234,071	JPMorgan Chase Bank N.A.	8/16/2018	(2,955)
MYR	5,136,665	USD	1,266,933	Barclays Bank PLC	8/06/2018	(3,457)
PHP	207,182,000	USD	3,930,303	JPMorgan Chase Bank N.A.	8/07/2018	(29,410)
THB	397,787,904	USD	12,010,241	JPMorgan Chase Bank N.A.	9/13/2018	(18,508)
TRY	3,617,000	USD	712,284	Brown Brothers Harriman	10/17/2018	(1,779)
TRY	21,994,000	USD	4,418,281	Goldman Sachs International	10/05/2018	(75,490)
TRY	1,780,000	USD	362,581	JPMorgan Chase Bank N.A.	8/01/2018	(1,196)
TRY	84,860,780	USD	16,963,674	JPMorgan Chase Bank N.A.	10/17/2018	(294,069)
ZAR	2,286,000	USD	174,537	JPMorgan Chase Bank N.A.	8/01/2018	(928)
USD	3,764,414	BRL	14,135,000	Goldman Sachs International	8/02/2018	(1,605)
USD	1,025,126	BRL	3,876,000	Goldman Sachs International	10/02/2018	(909)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	15,509,387	BRL	58,503,810	JPMorgan Chase Bank N.A.	8/02/2018	$(77,911)
USD	2,399,335	BRL	9,327,000	Morgan Stanley Capital Services, Inc.	8/02/2018	(85,679)
USD	3,246,185	CAD	4,265,000	Merrill Lynch International	10/17/2018	(36,801)
USD	2,922,280	CLP	1,918,009,000	Goldman Sachs International	8/30/2018	(86,803)
USD	3,734,483	CZK	81,785,000	Goldman Sachs International	9/05/2018	(9,810)
USD	3,299,099	CZK	72,669,000	Goldman Sachs International	10/17/2018	(33,100)
USD	1,874,055	CZK	45,226,000	JPMorgan Chase Bank N.A.	10/09/2018	(199,239)
USD	3,066,017	CZK	73,983,000	JPMorgan Chase Bank N.A.	11/14/2018	(330,725)
USD	3,153,809	EGP	57,954,000	JPMorgan Chase Bank N.A.	9/17/2018	(43,464)
USD	3,185,020	EUR	2,840,000	Goldman Sachs International	11/14/2018	(162,468)
USD	7,520,323	EUR	6,399,622	Goldman Sachs International	10/17/2018	(5,773)
USD	74,598	HUF	20,628,000	Barclays Bank PLC	10/17/2018	(977)
USD	6,947,765	HUF	1,925,804,238	Goldman Sachs International	10/17/2018	(107,850)
USD	5,375,944	IDR	78,069,455,619	JPMorgan Chase Bank N.A.	9/07/2018	(16,604)
USD	1,358,505	MXN	25,639,000	Goldman Sachs International	10/17/2018	(242)
USD	2,918,866	MXN	55,412,913	JPMorgan Chase Bank N.A.	10/17/2018	(17,760)
USD	7,253,735	RON	28,942,714	JPMorgan Chase Bank N.A.	9/13/2018	(52,871)
USD	1,535,831	RUB	97,986,000	JPMorgan Chase Bank N.A.	9/10/2018	(25,830)
USD	1,723,262	RUB	109,515,000	JPMorgan Chase Bank N.A.	9/27/2018	(19,297)
USD	13,371,900	ZAR	180,119,493	Barclays Bank PLC	10/17/2018	(174,579)
USD	643,806	ZAR	8,611,000	Brown Brothers Harriman	10/17/2018	(3,813)
						$(4,025,898)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	41	$5,861,719	September – 2018	$58,976
U.S. Treasury Ultra Bond	Short	USD	16	2,510,500	September – 2018	48,534
						$107,510
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
7/13/23	EUR	2,773,000	centrally cleared	(0.269)% FLR (EURIBOR)/Semi-annually	0.2784%/Annually	$ (6,101)	$—	$ (6,101)
6/25/20	MXN	320,000,000	centrally cleared	8.16%/28 days	8.08% FLR (28 day TIIE)/28 days	(1,320,824)	—	(1,320,824)
						$(1,326,925)	$—	$(1,326,925)
At July 31, 2018, the fund had cash collateral of $2,312,837 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$238,652	$—	$238,652
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	16,389,974	—	16,389,974
Non-U.S. Sovereign Debt	—	258,490,380	—	258,490,380
Foreign Bonds	—	9,540,059	—	9,540,059
Mutual Funds	37,775,511	—	—	37,775,511
Total	$37,775,511	$284,659,066	$—	$322,434,577
Other Financial Instruments
Futures Contracts - Assets	$107,510	$—	$—	$107,510
Forward Foreign Currency Exchange Contracts - Assets	—	2,088,465	—	2,088,465
Forward Foreign Currency Exchange Contracts - Liabilities	—	(4,025,898)	—	(4,025,898)
Swap Agreements - Liabilities	—	(1,326,925)	—	(1,326,925)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $238,652 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in classifications between levels 1 and 2 relate to using a similarly situated security to value a foreign line of an equity security in current or prior periods. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,459,265	179,824,097	(174,504,074)	37,779,288
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(861)	$(2,778)	$—	$510,997	$37,775,511

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2018, are as follows:
Mexico	18.4%
Indonesia	12.5%
South Africa	12.5%
United States	12.3%
Hungary	5.8%
Malaysia	5.1%
Brazil	4.8%
Thailand	4.4%
Colombia	3.8%
Other Countries	20.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.